ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Tables)	6 Months Ended
Jun. 30, 2022
Equity [Abstract]
Summary of Tax Effects on Components of Other Comprehensive Income (Loss)	The tax effect for each component of other comprehensive income (loss) consisted of the following (in millions):

	Three Months Ended June 30, 2022
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$15	$1	$16
Changes in retirement plans’ funded status	(34)	9	(25)
Foreign currency translation	72	—	72
Share of other comprehensive income (loss) of entities using the equity method	(20)	—	(20)
Other comprehensive income (loss)	$33	$10	$43

	Six Months Ended June 30, 2022
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(80)	$1	$(79)
Changes in retirement plans’ funded status	(68)	18	(50)
Foreign currency translation	331	—	331
Share of other comprehensive income (loss) of entities using the equity method	(29)	—	(29)
Other comprehensive income (loss)	$154	$19	$173

	Three Months Ended June 30, 2021
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(50)	$(3)	$(53)
Changes in retirement plans’ funded status	(25)	8	(17)
Foreign currency translation	106	—	106
Share of other comprehensive income (loss) of entities using the equity method	2	—	2
Other comprehensive income (loss)	$33	$5	$38

	Six Months Ended June 30, 2021
	Gross Amount	Income Taxes	Net Amount
Unrealized gain (loss) on cash flow hedges	$(71)	$(2)	$(73)
Changes in retirement plans’ funded status	(49)	15	(34)
Foreign currency translation	206	—	206
Share of other comprehensive income (loss) of entities using the equity method	(21)	—	(21)
Other comprehensive income (loss)	$65	$13	$78

Summary of Changes in Other Comprehensive Income (Loss)
The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following (in millions):

	Unrealized Gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income (Loss) of Entities Using the Equity Method	Total
Balance, January 1, 2021	$(6)	$(653)	$(1,884)	$(133)	$(2,676)
Other comprehensive income (loss), before reclassifications	(59)	27	204	(21)	151
Amounts reclassified from other comprehensive income	(14)	(61)	—	—	(75)
Other comprehensive income (loss)*	(73)	(34)	204	(21)	76
Balance, June 30, 2021	$(79)	$(687)	$(1,680)	$(154)	$(2,600)

Balance, January 1, 2022	$2	$(324)	$(1,951)	$(224)	$(2,497)
Other comprehensive income (loss), before reclassifications	(114)	16	332	(29)	205
Amounts reclassified from other comprehensive income	35	(66)	—	—	(31)
Other comprehensive income (loss)*	(79)	(50)	332	(29)	174
Balance, June 30, 2022	$(77)	$(374)	$(1,619)	$(253)	$(2,323)
(*)Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(1) million and $2 million for the six months ended June 30, 2022 and 2021, respectively.

Summary of Reclassification of Accumulated Other Comprehensive Income (Loss)
The following table summarizes the gross impact of changes in the fair value of derivatives designated as cash flow hedges recognized in accumulated other comprehensive income (loss) and net income (loss) during the three and six months ended June 30, 2022 and 2021 (in millions):

		Recognized in Net Income
For the Three Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2022
Foreign exchange contracts	$(21)
		Net sales	1
		Cost of goods sold	(41)
		Other, net	6
Interest rate contracts	13	Interest expense	9
Total	$(8)		$(25)
2021
Foreign exchange contracts	$(55)
		Net sales	(1)
		Cost of goods sold	2
		Other, net	1
Interest rate contracts	5	Interest expense	(1)
Total	$(50)		$1

		Recognized in Net Income
For the Six Months Ended June 30,	Gain (Loss) Recognized in Accumulated Other Comprehensive Income	Classification of Gain (Loss)	Gain (Loss) Reclassified from Accumulated Other Comprehensive Income into Income
2022
Foreign exchange contracts	$(172)
		Net sales	2
		Cost of goods sold	(58)
		Other, net	(4)
Interest rate contracts	50	Interest expense	17
Total	$(122)		$(43)
2021
Foreign exchange contracts	$(81)
		Net sales	(3)
		Cost of goods sold	27
		Other, net	(6)
Interest rate contracts	25	Interest expense	(3)
Total	$(56)		$15
Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and six months ended June 30, 2022 and 2021 consisted of the following:

	Amounts Reclassified from Other Comprehensive Income (Loss)		Amount Reclassified from Other Comprehensive Income (Loss)		Consolidated Statement of Operations Line
	Three Months Ended June 30,		Six Months Ended June 30,
	2022	2021	2022	2021
	(in millions)		(in millions)
Cash flow hedges	$(1)	$1	$(2)	$3	Net sales
	41	(2)	58	(27)	Cost of goods sold
	(6)	(1)	4	6	Other, net
	(9)	1	(17)	3	Interest expense
	(5)	—	(8)	1	Income taxes
	$20	$(1)	$35	$(14)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$6	$8	$11	$15	*
Amortization of prior service cost	(32)	(34)	(63)	(68)	*
	(7)	(8)	(14)	(8)	Income taxes
	$(33)	$(34)	$(66)	$(61)
Total reclassifications, net of tax	$(13)	$(35)	$(31)	$(75)
(*) These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.